Leases - Additional Information (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Vessel	Jan. 29, 2025	Apr. 30, 2024	May 31, 2023	Aug. 31, 2022	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		$ 5,047,490	$ 14,040,342
Operating lease liability		5,069,132
Lease payments		9,882,108	$ 8,049,546	$ 4,333,002
Aggregate future lease payments		5,139,090
Greece Office Leases
Lessee, Lease, Description [Line Items]
Operating leases, lease term			3 years						3 years
Singapore Office lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term							1 year 10 months
Hong Kong Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term						3 years
Greece, Hong Kong and Singapore Office Leases
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		405,999	$ 478,808
Operating lease liability		$ 405,999	478,808
Dubai Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term		12 months			1 year		1 year
Lease payments		$ 54,646	$ 27,798	$ 0
Aggregate future lease payments		$ 10,738
Charter-in Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term								2 years
Number of vessels | Vessel				2
Lease expiration period		Dec. 31, 2023
Operating leases, lease amount per day	$ 10,425
Estimated incremental borrowing rate			5.25%
Right-of-use assets from operating leases			$ 1,737,851	$ 25,707,020
Operating lease liability			1,737,851	$ 25,707,020
Gain (loss) on remeasurement of operating leases			0
Charter-in Vessels 1
Lessee, Lease, Description [Line Items]
Operating leases, lease term	7 months			8 months
Vessel leases, option period				0 years
Charter-in Vessels 2
Lessee, Lease, Description [Line Items]
Operating leases, lease term				12 months
Vessel leases, option period	9 months			1 year
Charter-out Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term		12 months
Time charter revenue		$ 2,059,449	$ 11,157,694	$ 3,412,929
Revenue, Related Party [Extensible Enumeration]		Voyage and Time Charter Revenues [Member]	Voyage and Time Charter Revenues [Member]	Voyage and Time Charter Revenues [Member]
Charter-out Vessels 1
Lessee, Lease, Description [Line Items]
Operating leases, lease term								12 months
Time charter revenue		$ 13,121,251	$ 10,810,985	$ 2,401,950
Revenue, Related Party [Extensible Enumeration]		Voyage and Time Charter Revenues [Member]	Voyage and Time Charter Revenues [Member]	Voyage and Time Charter Revenues [Member]
Office Leases
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		$ 412,828	$ 394,401
Weighted average discount rates used to calculate the operating lease liability		5.75%	5.25%
Weighted average remaining lease term		16 months 7 days